Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Gross revenue from sales				$ 12,320
Gross revenues from oil and gas sales	12,734	36,267	31,604	53,825
Total revenue	12,734	36,267	31,604	66,145
Cost of sales		(20,949)		(40,011)
Well operation costs	(181,511)	(24,837)	(216,179)	(46,391)
Gross margin	(168,777)	(9,519)	(184,575)	(20,257)
General and administrative expenses:
General administration	(477,922)	(330,602)	(708,868)	(588,334)
Total general & administrative expenses	(477,922)	(330,602)	(708,868)	(588,334)
Net loss from operations	(646,699)	(340,121)	(893,443)	(608,591)
Interest expense	(489,402)	(177,689)	(844,990)	(295,030)
Gain (loss) on settlement of debt	(193,840)	(344,572)	(334,162)	(1,011,209)
Other income	980		35,653
Gain (loss) on asset disposal				31,970
Gain (loss) on derivatives	237,172	533,331	148,214	321,659
Net loss before provision for income taxes	(1,091,789)	(329,051)	(1,888,728)	(1,561,201)
Provision for income taxes
Loss from continuing operations	(1,091,789)	(329,051)	(1,888,728)	(1,561,201)
Loss from discontinued operations net of tax	(227,854)	(134,169)	(271,536)	(792,415)
Net loss	(1,319,643)	(463,220)	(2,160,264)	(2,353,616)
Foreign currency translation	6,474	194,468	(18,397)	117,609
Net comprehensive loss	$ 1,313,169	$ (657,688)	$ (2,141,867)	$ (2,471,225)
Basic and diluted net loss per common share:	$ 0.00	$ (0.12)	$ 0.00	$ (0.99)
Basic and diluted loss per common share from continuing operations	$ 0.00	$ (0.12)	$ 0.00	$ (0.99)
Basic and diluted loss per common share from discontinued operations	$ 0.00	$ (0.05)	$ 0.00	$ (0.50)
Basic and diluted net loss per common share	$ 0.00	$ (0.17)	$ 0.00	$ (1.49)
Weighted average of common shares outstanding: Basic and fully diluted	1,471,725,622	2,803,839	841,934,723	1,581,675